Shareholders' Equity (Share Capital) (Details) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended		55 Months Ended		1 Months Ended
	Nov. 27, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 27, 2013 Exercise of Over-Allotment Option [Member]	Dec. 31, 2013 STINS COMAN [Member]	Dec. 31, 2012 STINS COMAN [Member]	Dec. 31, 2013 STINS COMAN [Member]	Jun. 11, 2009 STINS COMAN [Member]	Sep. 30, 2012 Technology Purchase Agreement [Member]	Jun. 26, 2012 Technology Purchase Agreement [Member]	Nov. 27, 2013 Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding		12,765,343	7,695,917
Debt agreement, borrowing capacity					$ 35,000,000		$ 35,000,000	$ 10,000,000
Debt instrument, annual interest rate					2.47%		2.47%			2.47%
Debt instrument, debt agreement, incremental borrowing limit					5,000,000		5,000,000
Debt conversion, conversion premuim, percentage					10.00%
Debt instrument, borrowings during the period					7,500,000	10,600,000	26,900,000
Debt conversion, original debt amount					8,500,000	8,000,000	24,900,000
Debt conversion, price per share									$ 2.67
Debt conversion, shares issued					2,053,398	2,265,857	6,844,535		218,813
Total purchase price										583,270
Revenue sharing, percent of proceeds from sale or use of technology										3.00%
Debt instrument, face amount										583,270
Issuance of shares At-The-Market, shares		16,028
Gross proceeds from issuace of shares At-The-Market		55,000
Proceeds from issuance of shares At-The-Market, Net		3,000
Gross proceeds from public offering of ordinary shares and warrants	6,000,000
Issuance of shares, shares	3,000,000
Number of shares entitled by warrants	1,500,000			225,000							150,000
Offering price per share	$ 2.00
Offering price per warrant	$ 0.01			$ 0.01
Warrant exercise price	$ 2.50										$ 2.50
Term of warrants	5 years
Proceeds from public offering of ordinary shares and warrants, net	$ 4,946,000